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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number:
This Amendment(Check only one)[ ]is a restatement.
					     [ ] add new holding entries.
Institutional Investment Manager Filing this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:97

Form 13 F Information Table Value Total:$ 424,224



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                                          TITLE                           VALUE                 SHARES/    INVSTMT        VOTING
           Name of Issuer                OF CLASS          CUSIP         (x$1000)               PRN AMT    DSCRETN         AUTH
Abbott Labs                                 COM             002824100            205               4,400     SOLE          SOLE
Affymetrix Inc                              COM             00826T108           2861              82,200     SOLE          SOLE
Allied Signal Inc                           COM              019512102          1726             35,100      SOLE          SOLE
ALZA Corp Class A                           COM              022615108          9882            258,368      SOLE          SOLE
Alza Corp                                  LYON             022615AC2           1159          2,230,000      SOLE          SOLE
Alza Corp                                  LYON             022615ADO           1517          1,310,000      SOLE          SOLE
American General Corp                       COM              026351106         12552            178,049      SOLE          SOLE
American Home Prods                         COM              026609107          1110             17,020      SOLE          SOLE
American Int'l Group                        COM              026874107           671              5,567      SOLE          SOLE
American Tel & Tel                          COM              001957190           561              7,039      SOLE          SOLE
Analog Devices Inc.                         COM              032654105         16785            564,232      SOLE          SOLE
AON Corp                                    COM              037389103           483              7,650      SOLE          SOLE
BankAmerica Corp                            COM              066050105           559              7,923      SOLE          SOLE
Bank of New York                            COM              064057102           477             13,300      SOLE          SOLE
Beckman Coulter Inc.                        COM              075811109          7610            171,983      SOLE          SOLE
Berkshire Hathaway Inc                      COM              084670207          1525                649      SOLE          SOLE
Biogen Inc.                                 COM              090597105         51858            453,658      SOLE          SOLE
Boeing Co                                   COM              097023105           392              5,200      SOLE          SOLE
B P Amoco PLC                               COM              055622104           592              5,864      SOLE          SOLE
Bristol Myers                               COM              110122108          1904             29,692      SOLE          SOLE
Brown Forman Corp.                          COM              115637209          4336             75,254      SOLE          SOLE
Cardinal Health Inc.                        COM              141498108          2845             43,106      SOLE          SOLE
Chase Manhattan Corp                        COM             16161A108            265              3,268      SOLE          SOLE
Chubb Corp                                  COM              171232101         13818             235,955     SOLE          SOLE
Citigroup                                   COM              172967101          1927              30,178     SOLE          SOLE
Coca Cola Co.                               COM              191216100          1258             20,512      SOLE          SOLE
Coca Cola FEMSA S A DE C                    COM              191241108          1991            122,100      SOLE          SOLE
Colgate Palmolive                           COM              194162103           956             10,400      SOLE          SOLE
Conexant Systems Inc                        COM              207142100          1749             63,196      SOLE          SOLE
CVS Corp                                    COM              126650100           232              4,900      SOLE          SOLE
Dionex Corp.                                COM              254546104         13945            369,408      SOLE          SOLE
Disney Walt Co Del                          COM              254687106          2034             65,369      SOLE          SOLE
Donnelley RR & Sons                         COM              257867101          8369            260,030      SOLE          SOLE
Dow Chemical                                COM              260543103          5971             64,080      SOLE          SOLE
ECI Telecom Ltd                             COM              268258100           462              13,200     SOLE          SOLE
Elan Corp ADR                               COM              284131208           354               5,087     SOLE          SOLE
Electric Fuel Corp.                         COM              284871100            60             22,500      SOLE          SOLE
Exxon                                       COM              302290101           755             10,705      SOLE          SOLE
Federal National Mort.                      COM              313586109           408              5,900      SOLE          SOLE
Filenet Corp                                COM              316869106          4347            621,010      SOLE          SOLE
First Israel Fund                           COM             32063L100            158             12,200      SOLE          SOLE
First Union Corp                            COM              337358105          1212             22,687      SOLE          SOLE
Firstar Corp                                COM             33761C103            401              4,490      SOLE          SOLE
Gannett Inc.                                COM              364730101          7413            117,668      SOLE          SOLE
Gap Stores                                  COM              364760108           302              4,500      SOLE          SOLE
Genentech                                   COM              368710307           274              3,100      SOLE          SOLE
General Electric                            COM              369604103          6573             59,422      SOLE          SOLE
General Mills Inc.                          COM              370334104           329              5,200      SOLE          SOLE
Georgia Pacific Corp                        COM              373298108          2006             27,030      SOLE          SOLE
Grainger WW Inc.                            COM              384802104          4091             95,020      SOLE          SOLE
Grey Advertising                            COM              397838103         11315             32,610      SOLE          SOLE
Grupo Televiso                              COM             40049J206           5403            172,235      SOLE          SOLE
Halliburton Co.                             COM              406216101         12388            321,784      SOLE          SOLE
Hartford Finl Svcs                          COM              416515104           500              8,806      SOLE          SOLE
Hewlett Packard                             COM              428236103          4857             71,625      SOLE          SOLE
Home Depot                                  COM              437076102           267              4,300      SOLE          SOLE
IBM                                         COM              459200101          5855             33,034      SOLE          SOLE
Intel Corp                                  COM              458140100           707              5,954      SOLE          SOLE
Interpublic Group                           COM              460690100           646              8,300      SOLE          SOLE
Johnson & Johnson                           COM              478160104         20230            216,365      SOLE          SOLE
Kerr McGee Corp.                            COM              492386107          2575             78,489      SOLE          SOLE
Learning Tree Intl Inc                      COM              522015106           229             22,900      SOLE          SOLE
Lucent Technologies Inc.                    COM              549463107           509              4,718      SOLE          SOLE
McDonalds Corp                              COM              580135101           326              7,200      SOLE          SOLE
Merck & Co.                                 COM              589331107          8552            106,740      SOLE          SOLE
Meritor Automotive, Inc.                    COM             59000G100            282             18,232      SOLE          SOLE
Merrill Lynch & Co Inc. Mitts               PFD              590188710          3029            327,500      SOLE          SOLE
Mobil Oil Corp                              COM              607059102           340              3,866      SOLE          SOLE
Mondavi Robert Corp                         COM              609200100          2534             70,900      SOLE          SOLE
Morgan J. P.                                COM              616880100         17653            143,086      SOLE          SOLE
Motorola Inc.                               COM              620076109           578              7,900      SOLE          SOLE
Nalco Chemical                              COM              629853102          3334            125,538      SOLE          SOLE
Pall Corp                                   COM              696429307          1859            112,278      SOLE          SOLE
Pepsico                                     COM              713448108           895             22,850      SOLE          SOLE
Proctor & Gamble                            COM              742718109           572              5,844      SOLE          SOLE
Raychem Corp                                COM              754603108         10758            476,815      SOLE          SOLE
Raytheon Co.                                COM              755111101           592             10,100      SOLE          SOLE
Rockwell International                      COM              774347108          6340            149,398      SOLE          SOLE
Royal Dutch Pete                            COM              780257705           346              6,664      SOLE          SOLE
Sara Lee Corp.                              COM              803111103           604             24,432      SOLE          SOLE
Saks Holdings                               COM             79377R109           2198             84,573      SOLE          SOLE
SBC Communications Inc                      COM             78387G103            419              8,892      SOLE          SOLE
SBS Broadcasting S.A.                       COM             L8137F102           3128             97,380      SOLE          SOLE
SBS Broadcasting S.A.                     SDCV 05           805906AA2           6672          5,905,000      SOLE          SOLE
Schering Plough Corp                        COM              806605101         22683            410,568      SOLE          SOLE
Schlumberger Limited                        COM              806857108          5072             84,275      SOLE          SOLE
State Str Corp                              COM              857477103          1575             19,153      SOLE          SOLE
Steinway Musical Instr                      COM              858495104          4248            191,475      SOLE          SOLE
Stryker Corp.                               COM              863667101           736             14,600      SOLE          SOLE
Swiss Helvetia Fund                         COM              870875101           689             49,000      SOLE          SOLE
Tellabs Inc                                 COM              879664100           659              6,742      SOLE          SOLE
Teradyne Inc                                COM              880770102         18035            330,550      SOLE          SOLE
Tiffany & Co.                               COM              886547108         25227            337,495      SOLE          SOLE
Tribune Co New                              COM              896047107          7605            116,218      SOLE          SOLE
US Bancorp                                  COM              911596104           271              7,974      SOLE          SOLE
Viacom Inc.                                 COM              925524308           470              5,600      SOLE          SOLE
Warner Lambert                              COM              934488107           258              3,900      SOLE          SOLE
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